INCOME TAXES (Movement in Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability asset [abstract]
Balance, beginning of the year	$ 13,646	$ 16,371
Recognized in net income (loss) for the year	(3,209)	(4,225)
Recognized in equity	2	986
Recognized in other comprehensive income	335	514
Balance, end of the year	$ 10,774	$ 13,646